`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     April 24, 2013

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	90

Form 13F Information Table Value Total:	367,098

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3m Company                     COM              88579Y101     7659    72043 SH       Sole                                      72043
AT&T Corp New                  COM              00206R102     9415   256609 SH       Sole                                     256609
Abbott Laboratories            COM              002824100     4672   132276 SH       Sole                                     132276
Abbvie Inc Com                 COM              00287Y109     5455   133776 SH       Sole                                     133776
Alps Etf Tr Alerian Mlp        COM              00162Q866      201    11315 SH       Sole                                      11315
Altria Group Inc               COM              02209S103     2577    74939 SH       Sole                                      74939
American Elec Pwr Inc          COM              025537101      227     4660 SH       Sole                                       4660
Amerigas Partners L P Unit L P COM              030975106      639    14215 SH       Sole                                      14215
Amgen Inc                      COM              031162100      273     2663 SH       Sole                                       2663
Apple Computers                COM              037833100     7193    16250 SH       Sole                                      16250
Apricus Biosciences In Com     COM              03832V109      230    85727 SH       Sole                                      85727
Bank Of America Corp New       COM              060505104      328    26917 SH       Sole                                      26917
Berkshire Hathaway Inc Del Cl  COM              084670108     1719       11 SH       Sole                                         11
Berkshire Hathaway Inc Del Cl  COM              084670702     8842    84856 SH       Sole                                      84856
Bristol Myers Squibb           COM              110122108      407     9889 SH       Sole                                       9889
Central Garden&pet Co Cl A Non COM              153527205      400    48683 SH       Sole                                      48683
Chevrontexaco Corp Com         COM              166764100    12242   103030 SH       Sole                                     103030
Cincinnati Financial Corp Com  COM              172062101      334     7068 SH       Sole                                       7068
Cisco Sys Inc                  COM              17275R102     7713   369109 SH       Sole                                     369109
Coca-Cola                      COM              191216100     5132   126895 SH       Sole                                     126895
Colgate Palmolive              COM              194162103     7812    66186 SH       Sole                                      66186
Conocophillips Com             COM              20825C104      425     7068 SH       Sole                                       7068
Direxion Daily Financial Bull  COM              25459Y694      673     4075 SH       Sole                                       4075
Direxion Shs Etf Tr Dly Enrgy  COM              25459W888      730    11020 SH       Sole                                      11020
Direxion Shs Etf Tr Dly Midcap COM              25459W730      801    14740 SH       Sole                                      14740
Direxion Shs Etf Tr Dly Smcap  COM              25459W847      792     8906 SH       Sole                                       8906
Direxion Shs Etf Tr Dly Tech B COM              25459W102      716    12894 SH       Sole                                      12894
Direxion Shs Etf Tr Drx S&P 50 COM              25459W862      828     7113 SH       Sole                                       7113
Direxion Shs Etf Tr Healthcare COM              25459Y876      835    10225 SH       Sole                                      10225
Du Pont E I De Nemours Com     COM              263534109     9243   188011 SH       Sole                                     188011
Duke Energy Corp               COM              26441C204      484     6670 SH       Sole                                       6670
Energy Transfer Prtnrs Unit Lt COM              29273R109      868    17115 SH       Sole                                      17115
Exxon Mobil Corp Com           COM              30231G102    17608   195403 SH       Sole                                     195403
General Electric Co            COM              369604103    12730   550591 SH       Sole                                     550591
General Motors Escrow          COM              370ESC816        0    10176 SH       Sole                                      10176
Hewlett Packard Co Com         COM              428236103      232     9720 SH       Sole                                       9720
Home Depot                     COM              437076102     5807    83224 SH       Sole                                      83224
IR 4C Inc. Class               COM              45000Z107       50    50000 SH       Sole                                      50000
International Business Machine COM              459200101      326     1528 SH       Sole                                       1528
Ishares Inc Em Mkt Min Vol     COM              464286533     2869    47151 SH       Sole                                      47151
Ishares Tr Dj Intl Sel Divd    COM              464288448     6556   191966 SH       Sole                                     191966
Ishares Tr Dj Sel Div Inx      COM              464287168      472     7447 SH       Sole                                       7447
Ishares Tr Dj Us Energy        COM              464287796      217     4805 SH       Sole                                       4805
Ishares Tr Dj Us Finl Svc      COM              464287770    10711   161898 SH       Sole                                     161898
Ishares Tr Hgh Div Eqt Fd      COM              46429B663      617     9438 SH       Sole                                       9438
Ishares Tr Russell 2000        COM              464287655      563     5959 SH       Sole                                       5959
Ishares Tr Russell Midcap      COM              464287499      210     1650 SH       Sole                                       1650
Ishares Tr S&P 500 Index       COM              464287200    11730    74540 SH       Sole                                      74540
Ishares Tr S&P Gbl Energy      COM              464287341     6894   172644 SH       Sole                                     172644
Ishares Tr S&p Mc 400 Grw      COM              464287606     8442    65883 SH       Sole                                      65883
Ishares Tr S&p Midcap Value    COM              464287705     5006    49618 SH       Sole                                      49618
Ishares Tr S&p Smlcp Value     COM              464287879     4725    52537 SH       Sole                                      52537
Ishares Tr Small Growth Index  COM              464288604     7060    67515 SH       Sole                                      67515
J P Morgan Chase & Co          COM              46625H100     8721   183763 SH       Sole                                     183763
Johnson & Johnson              COM              478160104    10580   129764 SH       Sole                                     129764
Kinder Morgan Energy Partners  COM              494550106      235     2620 SH       Sole                                       2620
Kinder Morgan Mgmt Llc Shs     COM              49455U100    12937   147261 SH       Sole                                     147261
Lowes Cos Inc Com              COM              548661107      351     9253 SH       Sole                                       9253
Mcdonalds                      COM              580135101     5866    58842 SH       Sole                                      58842
Merck & Co, Inc.               COM              58933Y105     8802   199150 SH       Sole                                     199150
Microsoft                      COM              594918104     1037    36264 SH       Sole                                      36264
Natural Resource Prtnr Com Uni COM              63900P103      426    18210 SH       Sole                                      18210
Netlist Corp Com               COM              64114J107        0    25000 SH       Sole                                      25000
Nextera Energy Inc Com         COM              65339F101      413     5316 SH       Sole                                       5316
North European Oil Royalty Tru COM              659310106      272    11232 SH       Sole                                      11232
Oracle Corp Com                COM              68389X105     4626   143083 SH       Sole                                     143083
Orthopedic Design North Americ COM              68750Z101      205    41000 SH       Sole                                      41000
Paychex Inc Com                COM              704326107      685    19545 SH       Sole                                      19545
Penn West Energy Trust         COM              707887105      118    10945 SH       Sole                                      10945
Pepsico                        COM              713448108     9251   116944 SH       Sole                                     116944
Pfizer                         COM              717081103    13806   478361 SH       Sole                                     478361
Philip Morris Intl Inc Com     COM              718172109     9829   106016 SH       Sole                                     106016
Phillips 66 Com                COM              718546104     2199    31434 SH       Sole                                      31434
Powershares QQQ Tr Unit Series COM              73935A104     9067   131467 SH       Sole                                     131467
Proctor & Gamble               COM              742718109     9964   129303 SH       Sole                                     129303
Proshares Tr Ultra S&P 500     COM              74347R107      540     7405 SH       Sole                                       7405
Prospect Capital Corp Com      COM              74348T102     1112   101935 SH       Sole                                     101935
Sanofi-Aventis Sponsored ADR   COM              80105N105     7401   144895 SH       Sole                                     144895
Sempra Energy Com              COM              816851109      328     4100 SH       Sole                                       4100
Southern Co Com                COM              842587107      381     8119 SH       Sole                                       8119
Spectra Energy Corp            COM              847560109      227     7394 SH       Sole                                       7394
Suburban Propane L P Unit Ltd  COM              864482104      353     7940 SH       Sole                                       7940
Teva Pharmaceutical Inds Ltd A COM              881624209     9692   244257 SH       Sole                                     244257
Vanguard Intl Eqty Idx Emr Mkt COM              922042858     4372   101923 SH       Sole                                     101923
Verizon Communications Com     COM              92343V104     9690   197152 SH       Sole                                     197152
Wal-Mart Stores Inc            COM              931142103     3055    40828 SH       Sole                                      40828
Walgreens, Inc.                COM              931422109     1276    26764 SH       Sole                                      26764
Wells Fargo & Co Del Com       COM              949746101     9270   250596 SH       Sole                                     250596
Western Un Co Com              COM              959802109     6999   465373 SH       Sole                                     465373
Whitestone Reit Cl B Sbi       COM              966084204      322    21260 SH       Sole                                      21260